Consolidated cash flow statement (Narrative)	12 Months Ended
Dec. 31, 2020
Cash flow statement
Disclosure of additional information about understanding financial position and liquidity of entity

Interest received was £18,748m (2019: £34,061m; 2018: £26,254m) and interest paid was £9,577m (2019: £23,186m; 2018: £16,124m). The Group is required to maintain balances with central banks and other regulatory authorities and these amounted to £3,392m (2019: £4,893m; 2018: £4,717m). For the purposes of the cash flow statement, cash comprises cash on hand and demand deposits and cash equivalents comprise highly liquid investments that are convertible into cash with an insignificant risk of changes in value with original maturities of three months or less. Repurchase and reverse repurchase agreements are not considered to be part of cash equivalents.